Contingently Redeemable Convertible Preferred Stock	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Contingently Redeemable Convertible Preferred Stock
10.	CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED STOCK
The Company is authorized to issue 2.00 billion shares of preferred stock, $0.0001 as of March 31, 2022. Prior to the Merger with XPDI, the Company was authorized to issue 50.0 million, shares of preferred stock, $0.0001 par value. As of December 31, 2021, 10.8 million shares of preferred stock were issued and outstanding.
Upon the closing of the merger with XPDI on January 19, 2022, each share of Series A and Series B Preferred Stock automatically converted into one share of Core Scientific common stock and each outstanding share of common stock issued as a result of the conversion of Series A and Series B Preferred Stock in connection with the Business Combination was cancelled and extinguished and converted into the right to receive a number of shares of New Core Common Stock equal to the Exchange Ratio of 1.6001528688. All of the Company’s shares of Contingently Redeemable Convertible Preferred Stock were converted into 10.8 million shares of the Company’s common stock during the three months ended March 31, 2022.